The Annual Tariff Adjustment	12 Months Ended
Dec. 31, 2018
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The Annual Tariff Adjustment

36. THE ANNUAL TARIFF ADJUSTMENT

On May, 28, 2018, the regulator (Aneel) approved the Annual Tariff Adjustment for Cemig D. This provided a tariff increase of 23.19%, whereas 4.30% correspond to Cemig D’s manageable costs and the remaining 18.89% has zero economic effect, not affecting profitability, because it represents direct pass-through, within the tariff, relating to the following items: (i) increase of 9.00% in non-manageable (‘Parcel A’) costs – mainly purchase of energy supply and transmission charges; and (ii) 9.89% increase in the Other financial components element of the tariff.

The increase is in effect from May 28, 2018 to May 27, 2019.